SCHEDULE OF NON-CONTROLLING INTERESTS (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Defined Benefit Plan Disclosure [Line Items]
Deficit	$ (56,525)	$ 525,406
Accumulated other comprehensive income	(333,180)	(279,104)
Total non-controlling interests	(66,138)	(63,581)
Yangzhou Bangshijie [Member]
Defined Benefit Plan Disclosure [Line Items]
Deficit	(3,050)	(2,999)
Accumulated other comprehensive income	130	182
Total non-controlling interests	(2,920)	(2,817)
Nanjing Bangshijie [Member]
Defined Benefit Plan Disclosure [Line Items]
Deficit	(65,192)	(63,875)
Accumulated other comprehensive income	1,974	3,111
Total non-controlling interests	(63,218)	(60,764)
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Deficit	(68,242)	(66,874)
Accumulated other comprehensive income	2,104	3,293
Total non-controlling interests	$ (66,138)	$ (63,581)